Inventories, net - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	€ 2,668.3	€ 2,073.4
Work-in-process	1,749.9	1,805.0
Finished products	1,179.0	1,164.2
Inventories, gross	5,597.2	5,042.6
Inventory reserves	(418.0)	(473.2)	€ (494.3)
Inventories, net	€ 5,179.2	€ 4,569.4